SIGNIFICANT ACCOUNTING POLICIES (Narrative) (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($) item	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)
Marketable securities:
Other-than-temporary impairments recorded	$ 0	$ 0
Change in net unrealized gains (loss)		(1)	$ 4
Amortized cost of long-lived assets	151	1,301
Goodwill	3,479	3,479
Intangible assets, net	21	42
Severance pay:
Severance expense	$ 90	136
Severance pay monthly deposits as a percentage of employees' monthly salary	8.33%
Revenue recognition
Number of major sources for revenues | item	2
Derivatives instruments:
Call and put option contracts	$ 2,100	1,900	4,800
Income (expense) on derivatives	(9)	84	6
Value of call and put option contracts
Impact of recently issued accounting standards
Accumulated deficit	(27,412)	(26,472)
Revenues	5,861	6,773	7,551
Loss of operations	(823)	(425)	(883)
Net loss	1,170	1,768	5,221
Cash flows from operations	1,598	$ 384	$ 233
Working capital deficiency	376
Accounting Standards Update 606 [Member]
Impact of recently issued accounting standards
Accumulated deficit	230
Deferred revenues	230
Revenues	5,861
Loss of operations	27
Accounting Standards Update 606 [Member] | Impact of adoption [Member]
Impact of recently issued accounting standards
Revenues	27
Accounting Standards Update 605 [Member]
Impact of recently issued accounting standards
Revenues	$ 5,834
Enterprise [Member]
Marketable securities:
Projected cash flows, period	5 years	5 years
Discount rate	19.00%	19.00%